Other operating (loss)/income (Tables)	12 Months Ended
Dec. 31, 2025
Other operating (loss)/income
Summary of analysis of the group's other operating (expenses)/income

	2025	2024	2023
	£ 000	£ 000	£ 000
R&D Expenditure Credit (“RDEC”) (note 6)	(7,553)	8,623	1,370
Government grants	5,722	6,870	2,956
Rolls-Royce settlement	—	27,919	—
Other	6	—	—
	(1,825)	43,412	4,326